Employee Benefits - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		$ 22,000	$ 25,300
Defined benefits postretirement plans amortized from accumulated other comprehensive income		$ 300
Defined benefit plan, period used to determine overall expected long term rate of return on assets assumption (in years)		10
Number of allocated shares of common stock in ESOP		57
Total savings plan cost		$ 900	900	$ 1,000
Severance, Pension and Benefit (Credits) Charges		$ (2,256)	$ 7,507	$ (6,232)
Discount Rate		4.60%	4.20%	5.00%	4.20%
Severance, pension and benefit charges		$ 600	$ 500
Scenario, Forecast | Change method used to estimate interest component of net periodic benefit cost for pension and other Postretirement benefits
Defined Benefit Plan Disclosure [Line Items]
Estimated impact of change in assumptions	$ 100
Return Seeking Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets		65.00%
Liability Hedging Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets		35.00%
Qualified pension plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer		$ 700
Defined benefit plan contributions by employer in next fiscal year		600
Non qualified pension plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer		100
Defined benefit plan contributions by employer in next fiscal year		100
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer		900
Defined benefit plan contributions by employer in next fiscal year		900
Charges Primarily Driven By Decrease In Discount Rate Assumption
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges			5,200
(Credits) Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges		$ 1,200	$ (600)	$ (500)
Expected return on plan assets			7.25%	7.25%	7.50%
Actual return on assets		0.70%	10.50%	8.60%
(Credits) Charges Primarily Driven By Use of Updated Actuarial Tables
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges		$ (900)	$ 1,800
Credits Primarily Driven By Increase In Discount Rate Assumption
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges		(2,500)		$ (4,300)
(Credits) Charges Primarily Driven By Other Assumption Adjustments
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges		300		$ (1,400)
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Reclassification		167
Defined benefit plan contributions by employer		$ 667	$ 732
Discount Rate		4.60%	4.20%
Expected return on plan assets		4.80%	5.50%	5.60%
Credits Due to Execution of New Prescription Drug Contract
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges		$ (1,000)